ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of principal subsidiaries and VIEs (Detail)	12 Months Ended
Dec. 31, 2019
Subsidiaries [Member] | Jiayin Holdings Limited
Date of incorporation/establishment or acquisition	Jan. 31, 2018
Place of incorporation/establishment	BVI
Percentage of legal ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Geerong(HK) Limited (formerly known as "Jiayin (HK) Limited")
Date of incorporation/establishment or acquisition	Jan. 31, 2018
Place of incorporation/establishment	Hong Kong
Percentage of legal ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Jiayin Southeast Asia Holdings Limited
Date of incorporation/establishment or acquisition	Feb. 28, 2018
Place of incorporation/establishment	BVI
Percentage of legal ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Shanghai Kunjia Technology Co., Ltd.
Date of incorporation/establishment or acquisition	Jun. 30, 2018
Place of incorporation/establishment	Shanghai
Percentage of legal ownership	100.00%
Principal activities	Investment Holding
Subsidiaries [Member] | Geerong Yunke Information Technology Co., Ltd
Date of incorporation/establishment or acquisition	Jul. 30, 2019
Place of incorporation/establishment	Shanghai
Percentage of legal ownership	100.00%
Principal activities	Technology development and consumer finance services
Subsidiaries [Member] | Geerong Yun (Shanghai) Enterprise Development Co., Ltd.
Date of incorporation/establishment or acquisition	Sep. 30, 2019
Place of incorporation/establishment	Shanghai
Percentage of legal ownership	100.00%
Principal activities	Technology development and consumer finance services
Variable Interest Entity, Primary Beneficiary [Member] | Shanghai Jiayin Finance Technology Co., Ltd.
Date of incorporation/establishment or acquisition	Jun. 30, 2015
Place of incorporation/establishment	Shanghai
Percentage of legal ownership	100.00%
Principal activities	Technology service
Variable Interest Entity, Primary Beneficiary [Member] | Shanghai Niwodai Internet Finance Information Services Co., Ltd.
Date of incorporation/establishment or acquisition	Sep. 30, 2015
Place of incorporation/establishment	Shanghai
Percentage of legal ownership	100.00%
Principal activities	Technology development and consumer finance services